Investments (Amortized Cost and Fair Value of Available-for-Sale and Held-to-Maturity Debt Securities by Contractual Maturity) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2017	Mar. 31, 2017
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		¥ 6,400,429
Due after one year through five years, amortized cost		6,046,362
Due after five years through ten years,amortized cost		2,142,911
Due after ten years, amortized cost		1,226,561
Total		15,816,263
Due in one year or less, amortized cost		860,031
Due after one year through five years, amortized cost		1,120,025
Due after five years through ten years, amortized cost		479,882
Due after ten years, amortized cost		667,548
Amortized cost, held-to-maturity securities		3,127,486	¥ 3,817,360
Due in one year or less, fair value		6,398,245
Due after one year through five years, fair value		6,048,817
Due after five years through ten years, fair value		2,133,136
Due after ten years, fair value		1,278,834
Total		15,859,032
Due in one year or less, fair value		861,783
Due after one year through five years, fair value		1,125,592
Due after five years through ten years, fair value		500,674
Due after ten years, fair value		659,747
Total		3,147,796	3,846,718
Debt securities | Japanese government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		4,076,063
Due after one year through five years, amortized cost		4,201,851
Due after five years through ten years,amortized cost		1,394,917
Total		9,672,831
Due in one year or less, amortized cost		860,031
Due after one year through five years, amortized cost		1,120,025
Due after five years through ten years, amortized cost		479,882
Amortized cost, held-to-maturity securities		2,459,938	3,059,976
Due in one year or less, fair value		4,073,609
Due after one year through five years, fair value		4,200,457
Due after five years through ten years, fair value		1,384,158
Total		9,658,224
Due in one year or less, fair value		861,783
Due after one year through five years, fair value		1,125,592
Due after five years through ten years, fair value		500,674
Total		2,488,049	3,097,144
Debt securities | Agency mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due after ten years, amortized cost		880,882
Total		880,882
Due after ten years, amortized cost		667,548
Amortized cost, held-to-maturity securities	[1]	667,548	757,384
Due after ten years, fair value		890,550
Total		890,550
Due after ten years, fair value		659,747
Total	[1]	659,747	¥ 749,574
Debt securities | Japanese local government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		30,530
Due after one year through five years, amortized cost		115,552
Due after five years through ten years,amortized cost		100,844
Due after ten years, amortized cost		4,097
Total		251,023
Due in one year or less, fair value		30,587
Due after one year through five years, fair value		116,166
Due after five years through ten years, fair value		102,671
Due after ten years, fair value		4,142
Total		253,566
Debt securities | U.S. Treasury bonds and federal agency securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		716,047
Due after five years through ten years,amortized cost		137,650
Total		853,697
Due in one year or less, fair value		715,889
Due after five years through ten years, fair value		133,865
Total		849,754
Debt securities | Other foreign government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		706,741
Due after one year through five years, amortized cost		255,529
Due after five years through ten years,amortized cost		9,663
Total		971,933
Due in one year or less, fair value		706,840
Due after one year through five years, fair value		256,228
Due after five years through ten years, fair value		9,753
Total		972,821
Debt securities | Residential mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due after ten years, amortized cost		135,814
Total		135,814
Due after ten years, fair value		136,797
Total		136,797
Debt securities | Commercial mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		7,500
Due after one year through five years, amortized cost		159,599
Due after five years through ten years,amortized cost		80,278
Due after ten years, amortized cost		9,400
Total		256,777
Due in one year or less, fair value		7,504
Due after one year through five years, fair value		159,771
Due after five years through ten years, fair value		80,935
Due after ten years, fair value		9,176
Total		257,386
Debt securities | Japanese corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		395,022
Due after one year through five years, amortized cost		963,809
Due after five years through ten years,amortized cost		351,649
Due after ten years, amortized cost		193,443
Total		1,903,923
Due in one year or less, fair value		395,270
Due after one year through five years, fair value		965,654
Due after five years through ten years, fair value		353,485
Due after ten years, fair value		235,257
Total		1,949,666
Debt securities | Foreign corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		468,526
Due after one year through five years, amortized cost		350,022
Due after five years through ten years,amortized cost		67,910
Due after ten years, amortized cost		2,925
Total		889,383
Due in one year or less, fair value		468,546
Due after one year through five years, fair value		350,541
Due after five years through ten years, fair value		68,269
Due after ten years, fair value		2,912
Total		¥ 890,268

[1]	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.